INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of components of income tax expense	The following table reconciles consolidated income taxes to current and deferred income taxes:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021
Current income tax expense	$(1,278)	$(1,114)
Deferred income tax expense	(191)	(1,210)
Income tax expense	$(1,469)	$(2,324)
The major components of income tax expense for the years ended December 31, 2022 and 2021 are set out below:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021
Current income tax expense	$1,278	$1,114
Deferred income tax expense / (recovery)
Origination and reversal of temporary differences	690	1,044
Recovery arising from previously unrecognized tax assets	(447)	(251)
Change of tax rates and new legislation	(52)	417
Total deferred income tax expense	191	1,210
Income tax expense	$1,469	$2,324

Schedule of income tax rates	The company’s effective income tax rate is different from the company’s domestic statutory income tax rate due to the following differences set out below:

FOR THE YEARS ENDED DEC. 31	2022	2021
Statutory income tax rate	26%	26%
(Reduction) increase in rate resulting from:
Change in tax rates and new legislation	(1)	3
International operations subject to different tax rates	3	(1)
Taxable income attributable to non-controlling interests	(3)	(10)
Portion of gains subject to different tax rates	(2)	(3)
Recognition of deferred tax assets	(6)	(2)
Non-recognition of the benefit of current year’s tax losses	3	2
Other	2	1
Effective income tax rate	22%	16%

Schedule of deferred income tax assets and liabilities
Deferred income tax assets and liabilities as at December 31, 2022 and 2021 relate to the following:

AS AT DEC. 31 (MILLIONS)	2022	2021
Non-capital losses (Canada)	$1,666	$1,339
Capital losses (Canada)	77	53
Losses (U.S.)	3,959	3,561
Losses (International)	1,814	1,474
Difference in basis	(27,303)	(23,415)
Total net deferred tax liabilities	$(19,787)	$(16,988)

Disclosure of unrecognized deferred tax assets
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets:

AS AT DEC. 31 (MILLIONS)	2022	2021
One year from reporting date	$29	$8
Two years from reporting date	11	30
Three years from reporting date	12	15
After three years from reporting date	672	487
Do not expire	1,833	1,891
Total	$2,557	$2,431

Schedule of components of income taxes in other comprehensive income
The components of the income taxes in other comprehensive income for the years ended December 31, 2022 and 2021 are set out below:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021
Revaluation of property, plant and equipment	$1,187	$1,549
Financial contracts and power sale agreements	315	89
Fair value through OCI securities	(127)	83
Foreign currency translation	87	(21)
Revaluation of pension obligation	61	71
Total deferred tax in other comprehensive income	$1,523	$1,771